Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income	€ 5,837	€ 2,263	[1]
Attributable to equity holders of Sanofi	5,812	2,246	[2]
Attributable to non-controlling interests	25	17	[2]
Other comprehensive income:
Actuarial gains/(losses)	111	235	[1]
Change in fair value of equity instruments included in financial assets and financial liabilities	222	(10)	[1]
Tax effects	(92)	(59)	[1]
Items not subsequently reclassifiable to profit or loss	241	166	[1]
Change in fair value of debt instruments included in financial assets	3	(5)	[1]
Change in fair value of cash flow hedges	(23)	(3)	[1]
Change in currency translation differences	(5,203)	1,040	[1]
Tax effects	(95)	35	[1]
Items subsequently reclassifiable to profit or loss	(5,318)	1,067	[1]
Other comprehensive income from continued operations	(5,077)	1,233	[1]
Other comprehensive income from discontinued operations	303	(23)	[1]
Comprehensive income	1,063	3,496	[1]
Attributable to equity holders of Sanofi	1,076	3,471	[1]
Comprehensive income, attributable to owners of parent, continuing operations	(2,097)	3,264	[1]
Comprehensive income, attributable to owners of parent, discontinued operations	3,173	207	[1]
Attributable to non-controlling interests	€ (13)	€ 25	[1]

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.